1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

December 26, 2012

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Alpine Income Trust
Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
Securities Act File No. 333-100289
Investment Company Act File No. 811-21210

Ladies and Gentlemen:

On behalf of Alpine Income Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 18 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 18 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust:  Alpine High Yield Managed Duration Municipal Fund (the “New Fund”).  The New Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in municipal obligations that are exempt from federal income tax (including securities subject to alternative minimum tax).  The New Fund will invest at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by the Adviser at the time of investment.

Since shares of the New Fund will be offered in the same manner as the other series of the Trust, the disclosure in the New Fund’s Prospectus is identical or nearly identical to those sections in the Prospectus and Statement of Additional Information of other series of the Trust that has been reviewed by the Staff, with the exception of the investment objective, strategies and risk disclosure.  Consequently, the Trust requests selective review of the Amendment.

As discussed with Mr. John Grzeskiewicz, the Trust expects to request acceleration of the effectiveness of the Amendment in advance of the 75 day period.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Matthew K. Breitman, Alpine Woods Capital Investors, LLC
Neesa N. Patel, Willkie Farr & Gallagher LLP

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